Borrowed Funds - Summary of Fixed-To-Floating Rate Subordinated Notes Outstanding (Parenthetical) (Details) - Subordinated Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Interest rate of subordinated note	5.90%	5.90% [1]
Description of variable rate basis	LIBOR rate plus 278 basis points	LIBOR rate plus 278 basis point
Debt instrument spread on variable rate	278.00%	278.00%

[1]	From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis point payable quarterly.